ELFUN FUNDS

Elfun Diversified Fund

Supplement dated September 20, 2010

To the Statement of Additional Information dated April 30, 2010

This supplement revises the statement of additional information (the “SAI”) for the Elfun Diversified Fund, effective as of January 1, 2011.

1. All references to Judith A. Studer are deleted.

2. On page 70 of the SAI, the sub-section entitled “Elfun Diversified Fund” under the section entitled “Portfolio Managers – Other Accounts Managed” is deleted in its entirety and replaced with the following:

Fund/Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Dollar Range of Fund Securities Owned
Elfun Diversified Fund

Paul M. Colonna	18 Other Accounts with $4,310.6 million in total assets managed. [1]	1 Pooled Investment Vehicle with $463.1 million in total assets managed. [1]	24 Other Accounts with $5,892.4 million in total assets managed. [1]	None

Ralph R. Layman	7 Other Accounts with $769 million in total assets managed. [1]	12 Pooled Investment Vehicles with $90.8 million in total assets managed. [1]	23 Other Accounts with $1,997.4 million in total assets managed, of which the fees for 2 accounts with $63 million in total assets are based on the performance of the accounts. [1]	None

Thomas R. Lincoln	7 Other Accounts with $2,360.3 million in total assets managed. [1]	1 Pooled Investment Vehicle with $50.5 million in total assets managed. [1]	7 Other Accounts with $2,133.1 million in total assets managed, of which the fee for 1 account with $24.3 million in total assets is based on the performance of the account. [1]	None

Greg Hartch*	0 Other Accounts with $0 in total assets managed. [1]	0 Pooled Investment Vehicles with $0 in total assets managed. [1]	0 Other Accounts with $0 in total assets managed. [1]	None

David Wiederecht *	0 Other Accounts with $0 in total assets managed. [1]	0 Pooled Investment Vehicles with $0 in total assets managed. [1]	0 Other Accounts with $0 in total assets managed. [1]	None

*	Information is as of September 13, 2010.

4. On page 71 of the SAI, the second paragraph under the Section “Portfolio Managers – Compensation” is revised as follows:

The following compensation structure applies to all GEAM portfolio managers except David B. Carlson, Paul M. Colonna, Ralph R. Layman, Michael J. Solecki, and David Wiederecht:

5. On page 72 of the SAI, the fifth paragraph under the Section “Portfolio Managers – Compensation” is revised as follows:

With respect to the portfolio managers - David B. Carlson, Paul M. Colonna, Ralph R. Layman, Michael J. Solecki, and David Wiederecht, the following compensation structure applies:

This Supplement should be retained with your SAI for future reference